Derivative Financial Instruments - Additional Information (Detail) (Derivatives Not Designated As Hedging Instruments [Member], Forward Contracts [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Derivatives Not Designated As Hedging Instruments [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amounts of outstanding forward contracts for foreign currency purchases	¥ 653	¥ 142
Notional amounts of outstanding forward contracts for foreign currency sales	¥ 280	¥ 466